Income Tax	6 Months Ended
Jun. 30, 2013
Income Tax
10.	Income Tax

The components of the provision for income tax are as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2013	2012	2013	2012
	$	$	$	$
Current	(410)	1,914	(284)	552
Deferred	(46)	32	62	(91)

Income tax (expense) recovery	(456)	1,946	(222)	461